Reclassification	12 Months Ended
Dec. 31, 2021
Shareholders' Equity [Abstract]
Reclassification

Note 24 – Reclassification

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations and performance position. A reclassification has been made to the Consolidated Balance Sheet and Consolidated Statements of Cash Flows for the fiscal year ended December 31, 2020, to reclassify the others receivable.